[Transamerica Financial Life Insurance Company]

January 7, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Flexible Premium Variable Annuity - E
Separate Account VA QNY
Transamerica Financial Life Insurance Company
(File No. 333-110048)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information filed on December 30, 2003, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent pre-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group

cc:    Frederick R. Bellamy, Esq.